Interest income and finance expense (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest income [Abstract]
Interest received on cash deposits	R 849	R 882	R 998
Interest received on rehabilitation obligation funds	417	404	339
Interest on S45X credit	273	0	0
Interest on right of recovery asset	0	0	25
Other	29	51	7
Total interest income	1,568	1,337	1,369
Finance expense
Borrowings (interest)	(1,793)	(1,946)	(1,192)
Borrowings (unwinding of amortised cost)	(640)	(688)	(359)
Lease liabilities	(39)	(34)	(43)
Environmental rehabilitation obligation	(984)	(966)	(758)
Occupational healthcare obligation	(34)	(38)	(70)
Deferred payment (related to the Rustenburg operation acquisition)	0	0	(85)
Deferred revenue	(1,121)	(371)	(327)
Deferred consideration (related to Pandora acquisition)	0	0	(3)
Marikana dividend obligation	(85)	(188)	(236)
Other	(304)	(340)	(226)
Total finance expense	(5,000)	(4,571)	(3,299)
Wheaton Precious Metals International | Streaming agreements (over time)
Finance expense
Borrowings (interest)	R (993)	R (291)	R (299)